Organization and Business Description	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization and description of business

AIOS TECH INC. (“AIOS” or “the Company”), formerly known as Nisun International Enterprise Development Group Co., Ltd, is an investment holding company established under the laws of the British Virgin Islands (“BVI”) on May 29, 2012. On February 12, 2026, the Company officially changed its Nasdaq trading symbol to “AIOS” and its name from “Nisun International Enterprise Development Group Co., Ltd” to “AIOS Tech Inc.”, repositioning itself as a leading provider of artificial intelligence and technology-driven professional services. Following the divestiture of its legacy businesses and the termination of the VIE structure in December 2025, the Company currently conducts its information technology services through its Hong Kong-based subsidiary, YD Network Technology Company Limited, and directly engages in SME financing solutions in overseas markets (outside mainland China) through the parent company.

On November 16, 2020, the Company officially changed its Nasdaq trading symbol to “NISN” and its name from “Hebron Technology Co., Ltd” to “Nisun International Enterprise Development Group Co., Ltd”, which the management believed more closely reflected the Company’s financial services and supply chain solutions business. Prior to the divesture of its PRC operations in December 2025, the Company previously conducteds its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”) in the People’s Republic of China (“PRC’’).

The Company began to conduct its financial services business in 2019 through the Company’s subsidiaries and VIEs, Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech”), Beijing Hengtai Puhui Information services Co., Ltd. (“Hengpu”), Shanghai Luyao Financial Consulting Co., Ltd (“Nami Shanghai”) and their subsidiaries. The Company provided a set of technology-driven customized financing solutions to small-and mid-size enterprises (“SME’s”) through Hengpu, Fintech, Nami and their subsidiaries. Hengpu and Fintech provided comprehensive financing solutions for SMEs, while Nami facilitated the matching of investors and SMEs. The Company commenced a technology-driven integrated supply chain solution through Fintech and its subsidiaries in January 2020 by involving the sales transactions. The Company launched supply chain trading business in July 2021 after generating high-quality customer and resources through its supply chain solution business.

On November 30, 2020, the Company completed the previously announced disposition of its valve manufacturing and installation business. The Company sold all equity interests in its subsidiary, Hong Kong Xibolun Technology Co., Ltd. (“Hebron HK”), pursuant to the terms of an agreement (the “Equity Transfer Agreement”), dated November 30, 2020, to Wise Metro Development Co., Ltd. for approximately $13.9 million (RMB98.3 million). Through the Hebron HK Equity Transfer, the Company sold all the equity interests it held in Zhejiang Xibolun Automation Project Technology Co., Ltd, Wenzhou Xibolun Fluid Equipment Co., Ltd., and Xuzhou Weijia Biotechnology Co., Ltd. The manufacturing and installation business have been presented as discontinued operations (“Discontinued Operations”) retroactively for the periods presented in the consolidated financial statements.for fiscal years ended December 31, 2020, 2019 and 2018.

On December 23, 2025, the Company completed the disposal of NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. Pursuant to the agreement (the “Equity Transfer Agreement”) dated December 23, 2025, the Company sold all of the equity interests in NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”), and its wholly-owned subsidiary, to EVERSTONE GLOBAL HOLDINGS LIMITED for a cash consideration of approximately US$50,000, which remains uncollected as of December 31, 2025. As a result of this transaction, the Company has discontinued its legacy SME financing services business in mainland China and supply chain businesses. NiSun BVI and its subsidiaries have been retrospectively reclassified as discontinued operations in all periods presented in the consolidated financial statements.

As of December 31, 2025, the Company’s subsidiaries are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
YD Network TechnologyCompany Limited	December 01, 2025	Hong Kong	100%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”)	April 09, 2019	Cayman Islands	100%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”)	May 02, 2019	Hong Kong	100%